BUSINESS COMBINATIONS - Purchase price consideration (Details) - USD ($)	May 18, 2021	Oct. 14, 2020	Feb. 12, 2020
Harper & Jones LLC
Business Acquisition [Line Items]
Purchase price consideration	$ 11,947,058
Cash	500,000	$ 500,000
Common stock	8,025,542
Contingent consideration	3,421,516
Purchase price consideration	$ 11,947,058
Bailey 44, LLC
Business Acquisition [Line Items]
Purchase price consideration			$ 15,500,000
Purchase price consideration			15,500,000
Series B convertible preferred stock | Bailey 44, LLC
Business Acquisition [Line Items]
Purchase price consideration			11,000,000
Purchase price consideration			11,000,000
Promissory note payable | Bailey 44, LLC
Business Acquisition [Line Items]
Purchase price consideration			4,500,000
Purchase price consideration			$ 4,500,000